Discontinued Operation	12 Months Ended
Dec. 31, 2023
Discontinued Operation [Line Items]
Discontinued operation
3.	Discontinued operation

As refer to Note 1, in connection with the deconsolidation of the Affected Entity, the Group evaluated and concluded that the Affected Entity should be accounted as discontinued operation during the year ended and as of December 31, 2021. Pursuant to the Implementation Rules, the Group lost control of Lianwai School on August 31, 2021. Therefore, the Group accounted Lianwai School has discontinued operation and recognized one-off loss of RMB249,359,993 for this deconsolidation.

On November 9, 2023, Chuangmei Weiye was transferred back to Beijing S.K. The Group has evaluated the disposal of Chuangmei Weiye and concluded that the disposal should be accounted as discontinued operation during the year ended and as of December 31, 2023 for this disposal had a major effect on operations and financial results of the Group. There were no carrying amounts of major classes of assets and liabilities from the discontinued operation in the consolidated balance sheets as of December 31, 2023.

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operation in the consolidated balance sheets as of December 31, 2022 and 2023 is as follow:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2 (g))
ASSETS
Current assets:
Cash	491,106	-	-
Accounts receivable, net	426,960	-	-
Prepayments and other current assets	5,691,638	-	-
Total current assets	6,609,704	-	-
Non-current assets:
Property and equipment, net	20,548	-	-
Deferred tax assets	2,349,291	-	-
Total non-current assets	2,369,839	-	-
Total assets	8,979,543	-	-
LIABILITIES
Current liabilities
Short-term borrowings	6,500,000	-	-
Deferred revenue, current	68,197	-	-
Salary and welfare payable	218,031	-	-
Tax payable	64,715	-	-
Accrued liabilities and other current liabilities	3,486,938	-	-
Long-term loans and borrowings, current	1,425,000	-	-
Total current liabilities	11,762,881	-	-
Non-current liabilities
Long-term loans and borrowings, non-current	356,250	-	-
Total non-current liabilities	356,250	-	-
Total liabilities	12,119,131	-	-

Reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive (loss)/ income for the years ended December 31, 2021, 2022 and 2023 is as follow:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2 (g))
Net revenues:
Total net revenue	102,006,339	7,828,415	1,617,904	227,877
Cost of revenues	(91,342,012)	(880,603)	(795,112)	(111,989)
Gross profit	10,664,327	6,947,812	822,792	115,888
Operating expenses:
General and administrative expenses	(6,931,632)	(2,829,708)	(2,224,057)	(313,252)
Sales and marketing expenses	-	(1,912,654)	(668,264)	(94,123)
Total operating expenses	(6,931,632)	(4,742,362)	(2,892,321)	(407,375)
Operating income/(expenses)	3,732,695	2,205,450	(2,069,529)	(291,487)
Interest expense	(3,284,732)	(693,538)	(203,565)	(28,672)
Interest income	15,183	3,610	770	108
Other income, net	4,828,067	688,669	166,086	23,393
Income before income tax expense	5,291,213	2,204,191	(2,106,238)	(296,658)
Income tax expense/(benefit)	-	(375,652)	523,710	73,763
Income before one-off loss upon deconsolidation of the Affected Entity and Chuangmei Weiye	5,291,213	1,828,539	(1,582,528)	(222,895)
One-off loss upon deconsolidation of the Affected Entity and Chuangmei Weiye, net of tax	(249,359,993)	-	(21,812,133)	(3,072,175)
Net (loss)/ income from discontinued operation	(244,068,780)	1,828,539	(23,394,661)	(3,295,070)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(32,463,882)	(373,767)	7,709,950
Net cash (used in)/provided by investing activities	(40,315,605)	683,624	-
Net cash provided by/(used in) financing activities	63,566,667	181,250	(7,772,526)